Income taxes - Narrative (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets, non-capital operating loss carryforwards	$ 40,367
Non-capital losses for income tax purposes	175,507
Valuation allowance, amount	391	$ 881
Operating loss carryforwards, not subject to expiration	$ 3,399